SCHEDULE OF NET DEFERRED INCOME TAX (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward	$ 2,952	$ 2,262
Research and development	377	94
Vacation accrual	15	1
Gross deferred tax assets	3,344	2,357
Valuation allowance	(3,344)	(2,357)
Net deferred tax